Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of revenue

	Year ended 31 December
US$ thousand	2024	2023	2022
Sale of commodities – Copper	328,802	153,530	—
Sale of commodities – Silver	11,934	5,469	—
Total	340,736	158,999	—